Note 7 - Preferred Stock - Allocation of Net Proceeds from Preferred Stock Financing (Details) - USD ($)	12 Months Ended
Dec. 31, 2014
Series A Convertible Preferred Stock [Member] | Gross Proceeds [Member]
Net proceeds	$ 1,999,032
Series A Convertible Preferred Stock [Member] | Series B Beneficial Conversion Feature [Member]
Beneficial conversion feature (recorded to Additional Paid-in Capital)	(360,229)
Series A Convertible Preferred Stock [Member] | Initial Carrying Value [Member]
Initial carrying value of preferred stock	871,614
Carrying value at December 31, 2014	871,614
Series A Convertible Preferred Stock [Member]
Fair value of warrants (recorded to Additional Paid-in Capital)	(1,127,418)
Beneficial conversion feature (recorded to Additional Paid-in Capital)	(762,667)
Net proceeds allocated to preferred stock	108,947
Accretion of beneficial conversion feature (deemed dividend)	762,667
Initial carrying value of preferred stock	0
Conversions to common stock	(1,231,843)
Carrying value at December 31, 2014	0
Series B Convertible Preferred Stock [Member] | Gross Proceeds [Member]
Net proceeds	1,615,798
Series B Convertible Preferred Stock [Member] | Series B Beneficial Conversion Feature [Member]
Beneficial conversion feature (recorded to Additional Paid-in Capital)	(754,286)
Series B Convertible Preferred Stock [Member] | Series A Beneficial Conversion Feature [Member]
Accretion of beneficial conversion feature (deemed dividend)	360,229
Series B Convertible Preferred Stock [Member]
Net proceeds allocated to preferred stock	501,283
Accretion of beneficial conversion feature (deemed dividend)	754,286
Initial carrying value of preferred stock	76,095
Conversions to common stock	(1,179,474)
Carrying value at December 31, 2014	$ 76,095
Net proceeds
Initial carrying value of preferred stock	$ 76,095
Carrying value at December 31, 2014	$ 76,095